Schedule of Future Minimum Rental Payments for Operating Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
FRANCE [Member]
2015	€ 297
2016	297
2017	272
2018	0
Total	866
JAPAN [Member]
2015	128
2016	97
2017	90
2018	30
Total	€ 345